BMO Tax-Free Money Market Fund
BMO Tax-Free Money Market Fund
Investment Objective:
To provide current income exempt from federal income tax consistent with stability of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BMO Tax-Free Money Market Fund	Class Y	Premier Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BMO Tax-Free Money Market Fund		Class Y	Premier Class
Management Fees		0.20%	0.20%
Distribution (12b-1) Fees		none	none
Other Expenses		0.33%	0.08%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		0.54%	0.29%
Fee Waiver and Expense Reimbursement	[2]	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	0.46%	0.21%
[1]	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, and Acquired Fund Fees and Expenses) from exceeding 0.45% for Class Y and 0.20% for Premier Class through December 31, 2017. This expense limitation agreement may not be terminated prior to December 31, 2017 without the consent of the Fund's Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2017. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example - BMO Tax-Free Money Market Fund - USD ($)	Class Y	Premier Class
1 Year	$ 47	$ 22
3 Years	165	85
5 Years	294	155
10 Years	$ 669	$ 360

Expense Example, No Redemption - BMO Tax-Free Money Market Fund - USD ($)	Class Y	Premier Class
1 Year	$ 47	$ 22
3 Years	165	85
5 Years	294	155
10 Years	$ 669	$ 360

Principal Investment Strategies
The Fund invests primarily in fixed and floating rate municipal bonds and notes, variable rate demand instruments, and other high-quality, short-term tax-exempt obligations maturing in 397 days or less. Under normal circumstances, the Fund invests its assets so that at least 80% of the annual interest income that the Fund distributes will be exempt from federal income tax, including federal alternative minimum tax (AMT).

To maintain principal preservation, the Adviser places a strict emphasis on credit research. Using fundamental analysis, the Adviser develops an approved list of issuers and securities that meet the Adviser’s standards for minimal credit risk. The Adviser continually monitors the credit risks of all of the Fund’s portfolio securities on an ongoing basis by reviewing financial data and ratings of nationally recognized statistical rating organizations (NRSROs). The Fund may invest only in securities which have been determined by the Board to present minimal credit risks to the Fund, based on the Board’s consideration of a number of factors including, but not limited to, financial condition, sources of liquidity, ability to react to market-wide and issuer- or guarantor-specific events, and positions within the industry and industry strength.

The Fund seeks to enhance yield by taking advantage of favorable changes in interest rates and reducing the effect of unfavorable changes in interest rates. In seeking to achieve this objective, the Adviser targets a dollar-weighted average portfolio maturity of 60 days or less based on its interest rate outlook. The interest rate outlook is developed by analyzing a variety of factors, such as current and expected U.S. economic growth, current and expected interest rates and inflation, and the Federal Reserve Board’s monetary policy. By developing an interest rate outlook and adjusting the portfolio’s maturity accordingly, the Adviser seeks to position the Fund to take advantage of yield enhancing opportunities.
Principal Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The Adviser has no legal obligation to provide financial support to the Fund, and you should not expect that the Adviser will provide financial support to the Fund at any time. In addition, the Fund is subject to the following risks.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated lower than BBB or Baa have speculative characteristics.

Demand Instruments Risks. The Fund's right to obtain payment at par on a demand instrument upon demand may be negatively impacted by events impacting issuer’s ability to pay the par value that occur between the date the Fund elects to redeem the instrument and the date redemption proceeds are due.

Fees and Gates Risks. The Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, subject to the discretion of the Fund’s Board. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets, the Fund must impose a liquidity fee in the default amount of 1% of the value of shares redeemed unless the Board determines that not doing so is in the best interests of the Fund.

Income Risks. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Interest rate changes also are influenced by a number of factors including government policy, inflation expectations, and supply and demand.

Liquidity Risks. Liquidity risk refers to the possibility that the trading market for a particular type of security becomes less liquid or the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. Illiquidity may result from political, economic, or issuer specific events or overall market disruptions. Additionally, significant redemptions by large investors in the Fund could have a material adverse effect on the Fund’s other shareholders and the net asset value could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Municipal Securities Risks. Municipal bonds are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that interest may be taxable on a municipal security that is otherwise expected to produce tax-exempt interest.

Regulatory Changes Risk. The SEC adopted changes to the rules that govern the way in which money market funds are operated which took effect in 2016. These changes: (i) categorized all money market funds as either institutional, retail, or government money market funds; (ii) require funds operating as government money market funds to invest at least 99.5% of their assets in U.S. government securities; (iii) require institutional funds to operate with a floating net asset value; and (iv) require institutional and retail funds to adopt policies and procedures regarding “liquidity fees” and “redemption gates,” and permit (but not require) government money market funds to do the same. These changes also amended the diversification, stress testing, and disclosure requirements applicable to money market funds. The full effects of the changes on the Fund’s investment strategies, operations, and/or return potential are not yet known.

Sector Risks. The Fund may invest its assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.
Fund Performance
The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an average of money funds with similar objectives and an index of funds with similar investment objectives. Please keep in mind that past performance does not represent how the Fund will perform in the future. Investors may obtain the Fund’s current 7-Day Net Yield or updated performance information at www.bmofundsus.com.
Premier Class—Annual Total Returns (calendar years 2006-2015)
[1]	The bar chart previously reflected the performance of the Class Y shares. In order to maintain consistency in class performance disclosure throughout this Prospectus, the Fund has chosen to disclose the performance of Premier Class shares.

The return for the Premier Class shares of the Fund from January 1, 2016 through September 30, 2016 was 0.21%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2007	0.92%
Worst quarter	3/31/2015	0.00%

7-Day Net Yield as of December 31, 2015 was 0.12%.
Average Annual Total Returns through 12/31/15
Average Annual Total Returns - BMO Tax-Free Money Market Fund	1 Year	5 Years	10 Years	Inception Date
Premier Class	0.03%	0.13%	1.15%	Sep. 22, 2004
Class Y	0.03%	0.03%	0.97%	Jun. 29, 2005
IMNTIFNR (reflects no deduction for fees, expenses or taxes)	0.01%	0.01%	0.80%
LTEMMFI (reflects deduction of fees and no deduction for sales charges or taxes)	0.02%	0.02%	0.81%

The iMoneyNet, Inc. Fund Report/Tax-Free National Retail Index (IMNTFNR) is an average of money funds with investment objectives similar to that of the Fund.

The Lipper Tax-Exempt Money Market Funds Index (LTEMMFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.